Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of leases in the balance sheet

€ millions	12/31/2023	12/31/2022
Right-of-use assets
Right-of-use assets – land and buildings	1,320	1,758
Right-of-use assets – other property, plant, and equipment	55	43
Total right-of-use assets	1,375	1,801
/ Property, plant, and equipment	4,276	4,934
Right-of-use assets as % of / Property, plant, and equipment	32	37

Lease liabilities
Current lease liabilities	294	349
/ Current financial liabilities	1,735	4,808
Current lease liabilities as % of / Current financial liabilities	17	7

Non-current lease liabilities	1,327	1,791
/ Non-current financial liabilities	7,941	9,547
Non-current lease liabilities as % of / Non-current financial liabilities	17	19

SAP is committed to future minimum lease payments in the amount of €37 million (2022: €49 million) for facility leases that had not yet commenced as at December 31, 2023.

Summary of leases in the income statement

€ millions	2023	2022
Lease expenses within operating profit
Depreciation of right-of-use assets	325	397